Acquisitions (Tables)	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Summary of Purchase Price Allocation

The primary areas of the purchase price allocation that are not yet finalized are related to income taxes and the residual goodwill.

Yen in millions
Cash and cash equivalents	12,971
Notes and accounts receivable, trade and contract assets	32,287
Prepaid expenses and other current assets	10,220
Securities investments and other	1,476
Intangibles, net	420,534
Goodwill	237,271
Other	10,023

Total assets	724,782

Notes and accounts payable, trade	1,731
Accounts payable, other and accrued expenses	70,675
Accrued income and other taxes	3,082
Long-term debt	148,621
Accrued pension and severance costs	1,947
Deferred income taxes	94,849
Other	5,564

Total liabilities	326,469

Unaudited Supplemental Pro Forma Financial Information

The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and EMI as though the acquisition had occurred as of the beginning of the fiscal year ended March 31, 2018:

	Yen in millions, Yen per share amounts
	Fiscal year ended March 31
	2018	2019
Net sales	8,612,280	8,738,209
Operating income	854,786	801,973
Net income attributable to Sony Corporation’s stockholders	584,019	817,629
Per share data:
— Basic EPS	462.08	645.53
— Diluted EPS	451.88	631.55